Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, aggregate shares authorized (in Shares)	5,000,000	5,000,000	5,000,000
Series B preferred stock, par value (in Dollars per share) (in Dollars per share)	$ 0.25	$ 0.25	$ 0.25
Series B preferred stock, shares issued (in Shares)	157,816	157,816	157,816
Series B preferred stock, shares outstanding (in Shares)	157,816	157,816	157,816
Series B preferred stock, liquidation preference (in Dollars) (in Dollars)	$ 7,891	$ 7,891	$ 7,891
Common stock, par value (in Dollars per share) (in Dollars per share)	$ 0.25	$ 0.25	$ 0.25
Common stock, shares authorized (in Shares)	500,000,000	500,000,000	500,000,000
Common stock, shares issued (in Shares)	342,638,214	285,209,848	285,289,924
Common stock, shares outstanding (in Shares)	342,638,214	285,209,848	285,289,924
Treasury stock, common shares (in Shares)	921,721	788,288	392,645